Prospectus Supplement
Dated October 9, 2026
For
Certain Variable Annuity Contracts
Issued By
THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
The following supplemental information should be read in conjunction with the Prospectuses and Updated Summary Prospectuses dated:
1.
May 1, 2026 for The Guardian Investor II℠ Variable Annuity;
2.
May 1, 2026 for The Guardian Investor® Individual Variable Annuity;
3.
May 1, 2026 for The Guardian Investor Variable Annuity B Series®;
4.
May 1, 2026 for The Guardian Investor Variable Annuity L Series®;
5.
May 1, 2026 for The Guardian Investor Retirement Asset Manager®;
6.
May 1, 2026 for The Guardian Investor ProFreedom® Variable Annuity (B Share);
7.
May 1, 2026 for The Guardian Investor ProFreedom® Variable Annuity (C Share);
8.
May 1, 2018 for The Guardian Investor Asset Builder® Variable Annuity;
9.
May 1, 2018 for The Guardian Investor Income Access® Variable Annuity;
10.
May 1, 2007 for The Guardian C+C Variable Annuity;
11.
May 1, 2007 for The Guardian CxC Variable Annuity;
12.
May 1, 2000 for the Value Guard Individual Deferred Variable Annuity; and
13.
May 1, 2010 for the Value Guard II Individual and Group Deferred Variable Annuity.
Special terms not defined herein have the meanings ascribed to them in the Prospectus.
NOTICE OF FUND REORGANIZATION
On or about December 4, 2026 (the “Reorganization Date”), subject to shareholder approval, the following “Target Funds” in which investment divisions (“subaccounts”) of the Separate Account currently may invest will be reorganized into and with the corresponding “Acquiring Funds” (the “Reorganization”).
Target Fund	Acquiring Fund
Guardian All Cap Core VIP Fund Guardian Diversified Research VIP Fund Guardian Integrated Research VIP Fund Guardian Strategic Large Cap Core VIP Fund	SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 3)
Guardian Balanced Allocation VIP Fund	SA Index Allocation 60/40 Portfolio (Class 3)
Guardian Core Fixed Income VIP Fund	SA Franklin Core Fixed Income Portfolio (Class 1)
Guardian U.S. Government/Credit VIP Fund	SA Franklin Core Fixed Income Portfolio (Class 3)
Guardian Core Plus Fixed Income VIP Fund Guardian Total Return Bond VIP Fund	SA JPMorgan MFS Core Bond Portfolio (Class 3)
Guardian Equity Income VIP Fund	SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 1)

Target Fund	Acquiring Fund
Guardian Global Utilities VIP Fund	SA Large Cap Value Index Portfolio (Class 3)
Guardian Growth & Income VIP Fund Guardian Large Cap Disciplined Value VIP Fund	SA Franklin BW U.S. Large Cap Value Portfolio (Class 3)
Guardian International Equity VIP Fund	SA BlackRock Advantage International Portfolio (Class 3) (formerly, SA Morgan Stanley International Equities Portfolio) (Class 3)
Guardian International Growth VIP Fund	SA Fidelity Institutional AM International Growth Portfolio (Class 3)
Guardian Large Cap Disciplined Growth VIP Fund	SA Franklin Large Cap Disciplined Growth Portfolio (Class 3)
Guardian Large Cap Fundamental Growth VIP Fund	SA MFS Large Cap Growth Portfolio (Class 3)
Guardian Mid Cap Relative Value VIP Fund Guardian Mid Cap Traditional Growth VIP Fund Guardian Select Mid Cap Core VIP Fund Guardian Small-Mid Cap Core VIP Fund	SA Franklin Mid Cap Core Portfolio (Class 3)
Guardian Multi-Sector Bond VIP Fund	SA Multi-Managed Diversified Fixed Income Portfolio (Class 3)
Guardian Short Duration Bond VIP Fund	SA JPMorgan Ultra-Short Bond Portfolio (Class 1)
Guardian Small Cap Value Diversified VIP Fund	SA Franklin Small Company Value Portfolio (Class 3)
The following table provides additional information about the Acquiring Funds:

			As of December 31, 2025
Type/Investment Objective	Portfolio CompanyAnd Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Portfolio's investment goal is long-term capital appreciation.	SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 3) SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.79%	18.02%	15.11%	N/A
The Portfolio's investment goals are growth of capital and, secondarily, current income.	SA Index Allocation 60/40 Portfolio (Class 3) SunAmerica Asset Management, LLC	0.71%	13.13%	6.99%	N/A
The Portfolio's investment goal is to maximize total return consistent with prudent risk.	SA Franklin Core Fixed Income Portfolio (Class 1) SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.48% (pro forma)*	N/A	N/A	N/A
The Portfolio's investment goal is to maximize total return consistent with prudent risk.	SA Franklin Core Fixed Income Portfolio (Class 3) SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.73% (pro forma)*	N/A	N/A	N/A
The Portfolio's investment goal is maximum total return, consistent with preservation of capital and prudent investment management.	SA JPMorgan MFS Core Bond Portfolio (Class 3) SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc. Massachusetts Financial Services Company	0.78%	6.98%	-0.17%	2.19%
The Portfolio's investment goal is long-term capital appreciation.	SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 1) SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.64%	16.92%	11.80%	12.59%
Investment results that correspond with the performance of the S&P 500 Value Index	SA Large Cap Value Index Portfolio (Class 3) SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	0.60%	12.57%	12.28%	N/A

			As of December 31, 2025
Type/Investment Objective	Portfolio CompanyAnd Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Portfolio's investment goal is growth of capital.	SA Franklin BW U.S. Large Cap Value Portfolio (Class 3) SunAmerica Asset Management, LLC Brandywine Global Investment Management, LLC	0.95%	16.83%	13.57%	11.32%
The Portfolio's investment goal is long-term capital appreciation.	SA BlackRock Advantage International Portfolio (Class 3) (formerly, SA Morgan Stanley International Equities Portfolio) (Class 3) SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	1.12%	20.99%	5.23%	6.11%
The Portfolio's investment goal is to seek long-term growth of capital.	SA Fidelity Institutional AM International Growth Portfolio (Class 3) SunAmerica Asset Management, LLC FIAM LLC	1.14%	18.00%	5.76%	N/A
The Portfolio's investment goal is to provide long-term capital growth.	SA Franklin Large Cap Disciplined Growth Portfolio (Class 3) SunAmerica Asset Management, LLC Franklin Advisers, Inc. Putnam Investment Management, LLC ClearBridge Investments, LLC	0.87% (pro forma)*	N/A	N/A	N/A
The Portfolio's investment goal is capital appreciation.	SA MFS Large Cap Growth Portfolio (Class 3) SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.93%	16.39%	14.85%	15.87%
The Portfolio's investment goal is to provide long-term capital growth.	SA Franklin Mid Cap Core Portfolio (Class 3) SunAmerica Asset Management, LLC Franklin Advisers, Inc. Brandywine Global Investment Management, LLC ClearBridge Investments, LLC	0.96% (pro forma)*	N/A	N/A	N/A
The Portfolio's investment goal is relatively high current income and secondarily capital appreciation.	SA Multi-Managed Diversified Fixed Income Portfolio (Class 3) SunAmerica Asset Management, LLC PineBridge Investments LLC Wellington Management Company LLP	0.96%	6.62%	-0.73%	1.83%
The Portfolio's investment goal is current income consistent with liquidity and preservation of capital.	SA JPMorgan Ultra-Short Bond Portfolio (Class 1) SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.55%	4.62%	2.46%	1.68%
The Portfolio's investment goal is long-term growth of capital.	SA Franklin Small Company Value Portfolio (Class 3) SunAmerica Asset Management, LLC Franklin Mutual Advisers, LLC	1.25%	6.14%	8.32%	9.41%
* Current expenses are estimates. The Acquiring Funds are new Funds that have no actual operating history and will commence operations on or about the Reorganization Date.
The Target Funds will no longer be available as variable investment options under the Contract after the Reorganization Date. The corresponding Acquiring Funds of the Target Funds that are available under your Contract will be available as variable investment options under the Contract on December 4, 2026. On the Reorganization Date, all subaccount units corresponding to shares of the Target Funds will be replaced with subaccount units corresponding to shares of the Acquiring Funds.
The Reorganization will be effected at the relative net asset values of the Target’s Fund’s and the Acquiring Fund’s shares. Your Contract value immediately prior to the Reorganization will equal your Contract value immediately after the Reorganization. There will be no tax consequences for you as a result of the Reorganization. The Reorganization will be performed at no cost to you. The fees and charges under your Contract will not increase as a result of the Reorganization. Your rights and the Company’s obligations under your Contract will not be altered in any way.

You may make changes to your investment allocations by submitting your written, electronic or telephone instructions in Good Order by mail to Talcott Resolution – Annuity Service Operations, Administrator for your Guardian Annuity Contract, P.O. Box 14293, Lexington, KY 40512-4293 (regular mail) or Talcott Resolution – Annuity Service Operations, Administrator for your Guardian Annuity Contract, 6716 Grade Ln., Building 9, Suite 910, Louisville, KY 40213 (overnight mail), or by calling 1-800-830-4147.
For 30 days prior to and for 30 days after the Reorganization Date, except with respect to any market timing/short-term trading limitations as set forth in your Prospectus, there will be no exercise of any rights reserved under the Contracts to impose additional restrictions on transfers between subaccounts.
If your Contract value is automatically transferred on the Reorganization Date, you will receive a confirmation showing the transfer of your Contract value from the subaccounts that invest in the Target Funds to the subaccounts that invest in the corresponding Acquiring Funds. Due to the difference in unit values, the number of units you receive in the subaccounts investing in the Acquiring Funds will be different from the number of units you held in the subaccounts investing in the Target Funds.
Further, certain administrative programs will be impacted by the Reorganization. Specifically:
●
Dollar Cost Averaging (“DCA”) and Automatic Portfolio Rebalancing (“APR”): If you are enrolled in a DCA program or APR that includes the Target Funds, you may terminate your current allocation instructions and provide new allocation instructions at any time. If you do not provide new allocation instructions prior to the Reorganization Date, your enrollment will automatically be updated to replace the subaccounts that invest in the Target Funds with the subaccounts that invest in the Acquiring Funds at the close of business on the Reorganization Date.
●
Premium Allocation Instructions: If you have premium allocation instructions on file that include the Target Funds, you may change those allocation instructions by providing new allocation instructions at any time. If you do not provide new allocation instructions prior to the Reorganization Date, your premium allocation instructions on file will automatically be updated to replace the subaccounts that invest in the Target Funds with the subaccounts that invest in the Acquiring Funds at the close of business on the Reorganization Date.
●
Automated Alert Program: If you have any Automated Alerts on file that include the Target Funds, you may change those Automated Alerts by providing new instructions at any time. If you do not provide new instructions prior to the Reorganization Date, your Automated Alert instructions on file will automatically be updated to replace the subaccounts that invest in the Target Funds with the subaccounts that invest in the Acquiring Funds at the close of business on the Reorganization Date.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER (GLWB)
For any Contract listed above offering the GLWB, the disclosure referencing the automatic rebalancing of investment models is replaced with the following:
“Your contract Accumulation Value will be rebalanced automatically to the original percentages for the model you selected, on a quarterly basis. Currently, rebalancing takes place on the first Friday in the second month of each calendar quarter. The date that automatic rebalancing takes place may change based on administrative requirements.”
Except as set forth herein, all other provisions of the prospectus shall remain unchanged.
This Prospectus Supplement Should Be Retained For Future Reference.